GABELLI INVESTOR FUNDS, INC.
                        The Gabelli ABC Fund (the "Fund")

                       Supplement dated December 31, 2003
      to the Statement of Additional Information ("SAI") dated May 1, 2003

The following information supersedes certain information in the "Independent Auditors" section found on page 20 of the Fund's SAI.

Effective as of November 19, 2003, Ernst & Young LLP, located at 5 Times Square, New York, NY 10036, became the Fund's independent auditors.

Dated:  December 31, 2003